CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	₪ 0.33	₪ 0.33
Common stock, shares authorized	60,000,000	60,000,000
Common Stock, Shares, Issued	23,475,431	23,475,431
Common Stock, Shares, Outstanding	23,475,431	23,475,431
Treasury stock, shares	3,581,851	3,581,851